SHARE CAPITAL (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Equity [Abstract]
Share Capital - Composition of Share Capital
A.	Composition of share capital

	As of September 30,		As of December 31,
	2016	2015	2015
	Unaudited
Number of ordinary shares of NIS 0. 001 par value
Authorized	20,000,000	20,000,000	20,000,000

Issued and outstanding	4,541,500	4,541,500	4,541,500

	As of September 30,		As of December 31,
	2016	2015	2015
	Unaudited
Number of preferred A shares of NIS 0.001 par value
Authorized	4,000,000	4,000,000	4,000,000

Issued and outstanding	3,862,400	3,000,000	3,000,000

A.	Composition of share capital

Number of ordinary shares of NIS 0.001 par value	As of December 31
	2015	2014
Authorized	20,000,000	20,000,000

Issued and outstanding	4,541,500	4,541,500

Number of preferred A shares of NIS 0.001 par value	As of December 31,
	2015	2014
Authorized	4,000,000	4,000,000

Issued and outstanding	3,000,000	3,000,000